INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is Developing, Patents pending for the EZ-G device (Note 4) as well as the primary growing license for medical cannabis in Israel (Note 4). The Additions for the Software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for the Patents include the fair value attributed to the Patents upon the acquisition of ZC as well as transaction and other costs in the amount of $193,382.

	Software	License	Patents	Total
Cost
Balance, December 31, 2020	$-	$-	$-	$-
Additions	450,429	850,000	-	1,300,429
Translation differences	-	-	-	-
Balance, December 31, 2021	450,429	850,000	-	1,300,429
Additions	910,197	-	42,961,382	43,871,579
Translation differences	(32,325)	-	-	(32,325)
Balance December 31, 2022	$1,328,301	$850,000	42,961,382	$45,139,683

Accumulated depreciation
Balance, December 31, 2020	$-	$-	-	$-
Depreciation	-	-	-	-
Translation differences	-	-	-	-
Balance, December 31, 2021	-	-	-	-
Depreciation	-	-	-	-
Balance December 31, 2022	$-	$-	-	$-

Net book value
At December 31, 2021	$450,429	$850,000	-	$1,300,429
At December 31, 2022	$1,328,301	$850,000	42,961,382	$45,139,683

The Company considered indicators of impairment at December 31, 2022 and 2021. The Company did not recordany impairment loss during the years ended December 31, 2022 and 2021.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)